Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Trenchless Fund ETF
Shareholder Report [Line Items]
Fund Name	Trenchless Fund ETF
Class Name	Trenchless Fund ETF
Trading Symbol	RVER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trenchless Fund ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.river1.us/rver
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Trenchless Fund ETF	$34	0.65%
[1]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 139,668,749
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$139,668,749
Number of Holdings	19
Portfolio Turnover	147%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Technology	43.3%
Energy	16.5%
Materials	14.3%
Communications	9.4%
Health Care	7.0%
Financials	3.2%
Cash & Other	6.3%

Top Issuers *	(%)
Hewlett Packard Enterprise Co.	12.2%
NVIDIA Corp.	11.2%
First American Government Obligations Fund	9.8%
EQT Corp.	7.1%
ImmunityBio, Inc.	7.0%
Broadcom, Inc.	5.9%
Palo Alto Networks, Inc.	5.4%
Meta Platforms, Inc.	4.8%
First Solar, Inc.	4.8%
[2]
Updated Prospectus Web Address	https://www.river1.us/rver

[1]
*	Annualized

[2]
*	Excludes collateral received for securities on loan.